Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2013
Registrant Name	dei_EntityRegistrantName	MONEY MARKET OBLIGATIONS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000856517
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 23, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jul. 23, 2014
Prospectus Date	rr_ProspectusDate	Sep. 30, 2013